UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811- 02258
Investment Company Act File Number

Boston Income Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

October 31
Date of Fiscal Year End

January 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Boston Income Portfolio	as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 6.4%(1)

	Principal
	Amount
Security	(000’s omitted)	Value
Aerospace — 1.0%
Hawker Beechcraft Acquisition, Term Loan, 2.24%, Maturing 3/26/14	$22,909	$17,410,911
Hawker Beechcraft Acquisition, Term Loan, 2.25%, Maturing 3/26/14	1,359	1,032,880
Hawker Beechcraft Acquisition, Term Loan, 10.50%, Maturing 3/26/14	6,045	5,724,473

		$24,168,264

Automotive & Auto Parts — 1.1%
EPD Holdings, (Goodyear Engineering Products), Term Loan - Second Lien, 5.98%, Maturing 7/13/15	$5,410	$4,084,550
Ford Motor Co., Revolving Loan, Maturing 12/15/13(2)	3,900	3,659,499
Ford Motor Co., Term Loan, 3.26%, Maturing 12/15/13	22,743	21,326,099

		$29,070,148

Broadcasting — 0.3%
HIT Entertainment, Inc., Term Loan - Second Lien, 5.78%, Maturing 2/5/13	$13,910	$8,102,575

		$8,102,575

Building Materials — 0.4%
Panolam Industries Holdings, Inc., Term Loan, 5.00%, Maturing 9/30/12	$5,826	$5,258,095
Panolam Industries Holdings, Inc., Term Loan - Second Lien, Maturing 6/30/14(2)	3,860	3,517,521

		$8,775,616

Capital Goods — 0.1%
Dresser, Inc., Term Loan - Second Lien, 6.00%, Maturing 5/4/15	$2,120	$2,016,650

		$2,016,650

Consumer Products — 0.1%
Amscan Holdings, Inc., Term Loan, 2.50%, Maturing 5/25/13	$3,141	$2,944,852

		$2,944,852

Electronics/Electrical — 0.3%
Freescale Semiconductor, Inc., Term Loan, 1.98%, Maturing 12/1/13	$9,032	$8,129,510

		$8,129,510

Food & Drug Retail — 0.4%
Rite Aid Corp., Term Loan, 9.50%, Maturing 6/4/14	$10,350	$10,854,562

		$10,854,562

Food/Beverage/Tobacco — 0.3%
Dole Food Company, Inc., Term Loan, 7.89%, Maturing 4/12/13	$992	$1,003,730
Dole Food Company, Inc., Term Loan, 8.00%, Maturing 4/12/13	5,599	5,663,461
Dole Food Company, Inc., Term Loan, 8.00%, Maturing 4/12/13	1,726	1,745,542

		$8,412,733

Gaming — 0.3%
BLB Worldwide Holdings, Term Loan - Second Lien, 0.00%, Maturing 6/30/12(3)	$8,520	$468,600
Cannery Casino Resorts, LLC, Term Loan - Second Lien, 4.48%, Maturing 5/18/14	3,220	2,393,532
Great Lakes Entertainment, Term Loan, 9.00%, Maturing 8/15/12	5,721	5,521,239

		$8,383,371

Health Care — 0.4%
Viant Holdings, Inc., Term Loan, 2.51%, Maturing 6/25/14	$9,230	$9,091,165

		$9,091,165

Insurance — 0.3%
HUB International, Ltd., Term Loan, 6.75%, Maturing 6/13/14	$6,264	$6,230,366

		$6,230,366

	Principal
	Amount
Security	(000’s omitted)	Value
Services — 0.5%
Neff Rental, Inc., Term Loan - Second Lien, 3.75%, Maturing 5/31/13	$2,730	$482,301
Rental Service Corp., Term Loan - Second Lien, 3.76%, Maturing 11/30/13	2,604	2,463,940
Travelport, LLC, Term Loan, 10.50%, Maturing 8/23/13	9,552	9,599,760

		$12,546,001

Steel — 0.2%
RathGibson, Inc., DIP Loan, 10.75%, Maturing 2/10/10	$5,858	$5,858,462

		$5,858,462

Transportation Ex Air/Rail — 0.1%
CEVA Group, PLC, Term Loan, 3.24%, Maturing 8/2/15	$2,519	$2,210,814
CEVA Group, PLC, Term Loan, 3.25%, Maturing 8/2/15	848	760,990

		$2,971,804

Utilities — 0.6%
TXU Texas Competitive Electric Holdings Co., LLC, Term Loan, 3.73%, Maturing 10/10/14	$17,666	$14,510,296

		$14,510,296

Total Senior Floating-Rate Interests (identified cost $165,704,345)		$162,066,375

Corporate Bonds & Notes — 88.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Aerospace — 0.2%
Alion Science and Technologies Corp., 10.25%, 2/1/15	$2,910	$2,378,925
Bombardier, Inc., Sr. Notes, 8.00%, 11/15/14(4)	2,620	2,744,450

		$5,123,375

Air Transportation — 0.1%
Continental Airlines, 7.033%, 6/15/11	$1,090	$1,030,160
United Airlines, Inc., Sr. Notes, 9.875%, 8/1/13(4)	1,800	1,827,000

		$2,857,160

Automotive & Auto Parts — 4.6%
Affinia Group, Inc., Sr. Notes, 10.75%, 8/15/16(4)	$1,810	$1,991,000
Allison Transmission, Inc., 11.00%, 11/1/15(4)	3,600	3,816,000
Allison Transmission, Inc., (PIK), 11.25%, 11/1/15(4)	18,639	19,710,848
American Axle & Manufacturing Holdings, Inc., Sr. Notes, 7.875%, 3/1/17	3,680	3,210,800
American Axle & Manufacturing Holdings, Inc., Sr. Notes, 9.25%, 1/15/17(4)	12,365	12,859,600
Commercial Vehicle Group, Inc., Sr. Notes, 8.00%, 7/1/13	5,790	3,531,900
Ford Motor Credit Co., Sr. Notes, 7.50%, 8/1/12	12,115	12,280,212
Ford Motor Credit Co., Sr. Notes, 8.00%, 12/15/16	17,655	17,782,858
Ford Motor Credit Co., Sr. Notes, 9.875%, 8/10/11	8,025	8,398,829
Ford Motor Credit Co., Sr. Notes, 12.00%, 5/15/15	4,785	5,500,429
Goodyear Tire & Rubber Co. (The), Sr. Notes, 10.50%, 5/15/16	13,235	14,426,150
Navistar International Corp., Sr. Notes, 8.25%, 11/1/21	10,405	10,561,075
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,895	1,885,525

		$115,955,226

Banks and Thrifts — 0.7%
General Motors Acceptance Corp., 6.875%, 9/15/11(4)	$1,213	$1,219,065
General Motors Acceptance Corp., 7.00%, 2/1/12	500	501,250
General Motors Acceptance Corp., 8.00%, 12/31/18	2,110	2,015,050
General Motors Acceptance Corp., 8.00%, 11/1/31(4)	13,210	12,780,675

		$16,516,040

	Principal
	Amount
Security	(000’s omitted)	Value
Broadcasting — 2.5%
Clear Channel Communications, Inc., Sr. Notes, 4.40%, 5/15/11	$2,295	$2,076,975
Clear Channel Communications, Inc., Sr. Notes, 6.25%, 3/15/11	19,755	18,668,475
Clear Channel Communications, Inc., Sr. Notes, 7.65%, 9/15/10	4,845	4,723,875
Clear Channel Worldwide Holdings, Inc., Series A, 9.25%, 12/15/17(4)	2,415	2,481,413
Clear Channel Worldwide Holdings, Inc., Series B, 9.25%, 12/15/17(4)	9,660	9,998,100
Rainbow National Services, LLC, Sr. Sub. Notes, 10.375%, 9/1/14(4)	2,490	2,639,400
Sirius XM Radio, Inc., Sr. Notes, 9.75%, 9/1/15(4)	4,520	4,836,400
XM Satellite Radio Holdings, Inc., Sr. Notes, 11.25%, 6/15/13(4)	7,655	8,229,125
XM Satellite Radio Holdings, Inc., Sr. Notes, 13.00%, 8/1/13(4)	9,025	9,950,062

		$63,603,825

Building Materials — 0.9%
Goodman Global, Inc., 13.50%, 2/15/16	$6,235	$6,889,675
Interface, Inc., Sr. Notes, 11.375%, 11/1/13	2,320	2,633,200
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	965	979,475
Norcraft Cos. LP/Norcraft Finance Corp., 10.50%, 12/15/15(4)	2,085	2,178,825
Ply Gem Industries, Inc., Sr. Notes, 11.75%, 6/15/13	3,445	3,522,513
Texas Industries, Inc., Sr. Notes, 7.25%, 7/15/13	4,030	4,030,000
USG Corp., 9.75%, 8/1/14(4)	2,335	2,486,775

		$22,720,463

Cable/Satellite TV — 1.5%
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 8.75%, 11/15/13	$5,635	$5,740,656
Charter Communications, Inc., Sr. Notes, 8.375%, 4/30/14(4)	1,865	1,906,963
Charter Communications, Inc., Sr. Notes, 10.875%, 9/15/14(4)	6,050	6,806,250
Kabel Deutschland GmbH, 10.625%, 7/1/14	6,840	7,182,000
National Cable PLC, Sr. Notes, 9.125%, 8/15/16	7,675	8,020,375
Virgin Media Finance PLC, 9.50%, 8/15/16	7,255	7,726,575

		$37,382,819

Capital Goods — 1.4%
American Railcar Industry, Sr. Notes, 7.50%, 3/1/14	$3,895	$3,700,250
Chart Industries, Inc., Sr. Sub. Notes, 9.125%, 10/15/15	3,575	3,583,938
ESCO Corp., Sr. Notes, 8.625%, 12/15/13(4)	7,300	7,363,875
RBS Global & Rexnord Corp., 9.50%, 8/1/14(4)	3,506	3,532,295
RBS Global & Rexnord Corp., 11.75%, 8/1/16	5,290	5,435,475
Terex Corp., Sr. Notes, 10.875%, 6/1/16	11,975	13,262,312

		$36,878,145

Chemicals — 2.9%
Ashland, Inc., 9.125%, 6/1/17(4)	$6,940	$7,581,950
CII Carbon, LLC, 11.125%, 11/15/15(4)	5,555	5,638,325
Dow Chemical Co. (The), 8.55%, 5/15/19	14,475	17,339,776
Georgia Gulf Corp., 9.00%, 1/15/17(4)	1,145	1,182,213
INEOS Group Holdings PLC, Sr. Sub. Notes, 8.50%, 2/15/16(4)	8,975	6,058,125
Koppers, Inc., 7.875%, 12/1/19(4)	2,130	2,183,250
Nalco Co., Sr. Notes, 8.25%, 5/15/17(4)	5,500	5,857,500
Nova Chemicals Corp., Sr. Notes, 8.375%, 11/1/16(4)	5,500	5,568,750
Reichhold Industries, Inc., Sr. Notes, 9.00%, 8/15/14(4)	11,950	10,575,750
Solutia, Inc., 8.75%, 11/1/17	4,840	5,142,500
Terra Capital, Inc., Sr. Notes, 7.75%, 11/1/19(4)	5,235	5,470,575

		$72,598,714

Consumer Products — 1.8%
ACCO Brands Corp., 7.625%, 8/15/15	$4,145	$3,906,662
ACCO Brands Corp., Sr. Notes, 10.625%, 3/15/15(4)	6,630	7,293,000
Amscan Holdings, Inc., Sr. Sub. Notes, 8.75%, 5/1/14	12,225	12,133,312
Libbey Glass, Inc., 10.00%, 2/15/15(4)	7,145	7,246,245
Revlon Consumer Products Corp., 9.75%, 11/15/15(4)	8,275	8,574,969
Scotts Miracle-Gro Co. (The), 7.25%, 1/15/18	1,790	1,825,800
Sealy Mattress Co., 8.25%, 6/15/14	4,115	4,115,000

	Principal
	Amount
Security	(000’s omitted)	Value
Sealy Mattress Co., Sr. Notes, 10.875%, 4/15/16(4)	$1,415	$1,591,875

		$46,686,863

Containers — 0.4%
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	$5,160	$4,424,700
Solo Cup Co., Sr. Notes, 10.50%, 11/1/13(4)	4,680	4,937,400

		$9,362,100

Diversified Financial Services — 0.2%
Cantor Fitzgerald, LP, 7.875%, 10/15/19(4)	$5,410	$5,427,085

		$5,427,085

Diversified Media — 3.0%
Affinion Group, Inc., 11.50%, 10/15/15	$4,865	$5,059,600
Catalina Marketing Corp., 11.625%, 10/1/17(4)	6,747	7,101,218
Catalina Marketing Corp., (PIK), 10.50%, 10/1/15(4)	4,510	4,724,225
Interpublic Group Cos., Inc., 10.00%, 7/15/17	9,315	10,339,650
LBI Media, Inc., Sr. Disc. Notes, 11.00%, 10/15/13	3,320	2,539,800
MDC Partners, Inc., 11.00%, 11/1/16(4)	7,310	7,748,600
Nielsen Finance, LLC, 10.00%, 8/1/14	14,535	15,189,075
Nielsen Finance, LLC, 11.50%, 5/1/16	6,670	7,503,750
Nielsen Finance, LLC, 12.50%, (0.00% until 8/1/11), 8/1/16	4,600	4,232,000
Nielsen Finance, LLC, Sr. Notes, 11.625%, 2/1/14	795	894,375
Warner Music Group Acquisition Corp., Sr. Notes, 9.50%, 6/15/16(4)	10,465	11,276,037

		$76,608,330

Energy — 7.3%
Allis-Chalmers Energy, Inc., Sr. Notes, 9.00%, 1/15/14	$3,370	$3,285,750
Antero Resources Finance Corp., Sr. Notes, 9.375%, 12/1/17(4)	3,530	3,706,500
Berry Petroleum Co., Sr. Notes, 10.25%, 6/1/14	6,755	7,430,500
Bill Barrett Corp., 9.875%, 7/15/16	1,410	1,522,800
Clayton Williams Energy, Inc., 7.75%, 8/1/13	4,650	4,464,000
Compton Pet Finance Corp., 7.625%, 12/1/13	8,727	7,047,052
Denbury Resources, Inc., Sr. Sub. Notes, 7.50%, 12/15/15	4,315	4,325,788
Denbury Resources, Inc., Sr. Sub. Notes, 9.75%, 3/1/16	9,875	10,455,156
El Paso Corp., Sr. Notes, 9.625%, 5/15/12	6,220	6,485,613
Expro Finance Luxembourg SCA, 8.50%, 12/15/16(4)	6,750	6,750,000
Forbes Energy Services, Sr. Notes, 11.00%, 2/15/15	10,125	9,795,937
Holly Corp., 9.875%, 6/15/17(4)	10,620	11,310,300
McJunkin Red Man Corp., Sr. Notes, 9.50%, 12/15/16(4)	6,740	6,756,850
OPTI Canada, Inc., Sr. Notes, 7.875%, 12/15/14	4,010	3,498,725
OPTI Canada, Inc., Sr. Notes, 8.25%, 12/15/14	3,605	3,190,425
Petroleum Development Corp., Sr. Notes, 12.00%, 2/15/18	3,885	4,098,675
Petroplus Finance, Ltd., 6.75%, 5/1/14(4)	955	888,150
Petroplus Finance, Ltd., 7.00%, 5/1/17(4)	6,105	5,509,763
Petroplus Finance, Ltd., Sr. Notes, 9.375%, 9/15/19(4)	12,145	12,084,275
Quicksilver Resources, Inc., 7.125%, 4/1/16	5,580	5,321,925
Quicksilver Resources, Inc., Sr. Notes, 11.75%, 1/1/16	9,830	11,378,225
SandRidge Energy, Inc., 8.75%, 1/15/20(4)	3,820	3,953,700
SandRidge Energy, Inc., Sr. Notes, (PIK), 8.625%, 4/1/15	11,760	11,892,300
SESI, LLC, Sr. Notes, 6.875%, 6/1/14	1,150	1,144,250
Southwestern Energy Co., Sr. Notes, 7.50%, 2/1/18	9,050	9,683,500
Stewart & Stevenson, LLC, Sr. Notes, 10.00%, 7/15/14	5,930	5,514,900
Tesoro Corp., 9.75%, 6/1/19	3,215	3,484,256
United Refining Co., Sr. Notes, 10.50%, 8/15/12	21,745	21,092,650

		$186,071,965

Entertainment/Film — 1.8%
AMC Entertainment, Inc., 11.00%, 2/1/16	$33,741	$36,440,280
Marquee Holdings, Inc., Sr. Disc. Notes, 9.505%, 8/15/14	10,360	8,780,100

		$45,220,380

	Principal
	Amount
Security	(000’s omitted)	Value
Environmental — 0.6%
Casella Waste Systems, Inc., Sr. Notes, 11.00%, 7/15/14(4)	$2,350	$2,561,500
Waste Services, Inc., Sr. Sub. Notes, 9.50%, 4/15/14	7,240	7,529,600
Waste Services, Inc., Sr. Sub. Notes, 9.50%, 4/15/14(4)	5,965	6,203,600

		$16,294,700

Food/Beverage/Tobacco — 2.5%
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes, 11.50%, 11/1/11	$10,090	$10,165,675
Dole Foods Co., 13.875%, 3/15/14(4)	6,998	8,397,600
Pinnacle Foods Finance, LLC, 9.25%, 4/1/15(4)	5,245	5,297,450
Smithfield Foods, Inc., Sr. Notes, 7.00%, 8/1/11	15,675	15,753,375
Smithfield Foods, Inc., Sr. Notes, 10.00%, 7/15/14(4)	8,315	9,094,531
U.S. Foodservice, Inc., Sr. Notes, 10.25%, 6/30/15(4)	15,200	15,504,000

		$64,212,631

Gaming — 6.2%
Buffalo Thunder Development Authority, 9.375%, 12/15/14(3)(4)	$11,355	$1,987,125
CCM Merger, Inc., 8.00%, 8/1/13(4)	8,020	6,616,500
Chukchansi EDA, Sr. Notes, Variable Rate, 4.024%, 11/15/12(4)	5,045	4,061,225
Eldorado Casino Shreveport, 10.00%, 8/1/12(5)	518	456,573
Fontainebleau Las Vegas Casino, LLC, 11.00%, 6/15/15(3)(4)	19,830	297,450
Galaxy Entertainment Finance, 9.875%, 12/15/12(4)	15,060	15,511,800
Greektown Holdings, LLC, Sr. Notes, 10.75%, 12/1/13(3)(4)	1,804	225,500
Harrah’s Operating Co., Inc., Sr. Notes, 11.25%, 6/1/17(4)	11,700	12,489,750
Indianapolis Downs, LLC & Capital Corp., Sr. Notes, 11.00%, 11/1/12(4)	4,635	3,151,800
Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10(3)	7,910	3,935,225
Majestic HoldCo, LLC, 12.50%, 10/15/11(3)(4)	3,390	16,950
MGM Mirage, Inc., 8.375%, 2/1/11	13,310	12,860,787
MGM Mirage, Inc., Sr. Notes, 10.375%, 5/15/14(4)	4,625	5,099,063
MGM Mirage, Inc., Sr. Notes, 11.125%, 11/15/17(4)	4,790	5,412,700
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 6.875%, 2/15/15	7,630	5,627,125
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 7.125%, 8/15/14	7,140	5,551,350
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	15,085	13,972,481
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 11.50%, 11/1/17(4)	5,385	5,681,175
MTR Gaming Group, Inc., 12.625%, 7/15/14(4)	6,760	6,675,500
Park Place Entertainment, 7.875%, 3/15/10	12,605	12,699,538
Peninsula Gaming, LLC, 8.375%, 8/15/15(4)	1,350	1,377,000
Peninsula Gaming, LLC, 10.75%, 8/15/17(4)	8,250	8,456,250
Pinnacle Entertainment, Inc., Sr. Sub. Notes, 7.50%, 6/15/15	2,590	2,408,700
Pokagon Gaming Authority, Sr. Notes, 10.375%, 6/15/14(4)	2,172	2,277,885
San Pasqual Casino, 8.00%, 9/15/13(4)	2,005	1,924,800
Seminole Hard Rock Entertainment, Variable Rate, 2.754%, 3/15/14(4)	1,585	1,406,688
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15(4)	9,455	8,887,700
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/14(4)(5)	11,167	8,913,499

		$157,982,139

Health Care — 8.3%
Accellent, Inc., 10.50%, 12/1/13	$6,335	$6,382,513
Accellent, Inc., Sr. Notes, 8.375%, 2/1/17(4)	9,280	9,419,200
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes, 10.00%, 2/15/15	12,320	12,966,800
Apria Healthcare Group, Inc., Sr. Notes, 12.375%, 11/1/14(4)	1,115	1,206,988
Biomet, Inc., 11.625%, 10/15/17	25,120	27,757,600
Biomet, Inc., (PIK), 10.375%, 10/15/17	7,475	8,185,125
DJO Finance, LLC/DJO Finance Corp., 10.875%, 11/15/14	13,120	13,972,800
DJO Finance, LLC/DJO Finance Corp., Sr. Notes, 10.875%, 11/15/14(4)	1,050	1,118,250
Elan Finance PLC/Elan Finance Corp., 8.75%, 10/15/16(4)	10,270	10,090,275
Fresenius US Finance II, Inc., Sr. Notes, 9.00%, 7/15/15(4)	3,685	4,145,625
HCA, Inc., 9.25%, 11/15/16	10,125	10,707,187
HCA, Inc., 9.875%, 2/15/17(4)	7,880	8,608,900
Inverness Medical Innovations, Inc., Sr. Sub. Notes, 9.00%, 5/15/16	11,385	11,669,625
MultiPlan, Inc., Sr. Sub. Notes, 10.375%, 4/15/16(4)	13,125	13,584,375

	Principal
	Amount
Security	(000’s omitted)	Value
National Mentor Holdings, Inc., 11.25%, 7/1/14	$7,385	$7,421,925
Quintiles Transnational Corp., (PIK), 9.50%, 12/30/14(4)	17,505	17,811,337
Res-Care, Inc., Sr. Notes, 7.75%, 10/15/13	4,620	4,585,350
Rural/Metro Corp., Sr. Disc. Notes, 12.75%, (0.00% until 3/15/10), 3/15/16	7,695	7,964,325
Talecris Biotherapeutics Holdings Corp., Sr. Notes, 7.75%, 11/15/16(4)	3,775	3,869,375
US Oncology, Inc., 10.75%, 8/15/14	8,635	9,045,162
US Oncology, Inc., Sr. Notes, 9.125%, 8/15/17(4)	11,655	12,296,025
Valeant Pharmaceuticals International, 8.375%, 6/15/16(4)	4,910	5,118,675
Viant Holdings, Inc., 10.125%, 7/15/17(4)	3,163	3,147,185

		$211,074,622

Homebuilders/Real Estate — 0.3%
CB Richard Ellis Service, Inc., Sr. Sub. Notes, 11.625%, 6/15/17	$7,190	$8,124,700

		$8,124,700

Insurance — 0.4%
Alliant Holdings I, Inc., 11.00%, 5/1/15(4)	$4,190	$4,273,800
HUB International Holdings, Inc., Sr. Notes, 9.00%, 12/15/14(4)	4,265	4,147,713
U.S.I. Holdings Corp., Sr. Notes, Variable Rate, 4.148%, 11/15/14(4)	3,265	2,775,250

		$11,196,763

Leisure — 1.1%
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., 12.50%, 4/1/13(3)(4)(5)	$3,635	$0
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate, 0.00%, 4/1/12(3)(4)(5)	6,665	0
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Sr. Notes, (PIK), 14.50%, 4/1/14(3)(4)(5)	5,141	0
MU Finance PLC, Sr. Notes, 8.375%, 2/1/17(4)	6,990	6,850,200
Royal Caribbean Cruises, Sr. Notes, 6.875%, 12/1/13	4,095	4,074,525
Royal Caribbean Cruises, Sr. Notes, 7.00%, 6/15/13	5,505	5,491,237
Royal Caribbean Cruises, Sr. Notes, 7.25%, 6/15/16	2,185	2,141,300
Royal Caribbean Cruises, Sr. Notes, 7.25%, 3/15/18	4,390	4,247,325
Royal Caribbean Cruises, Sr. Notes, 8.75%, 2/2/11	910	948,675
Universal City Development Partners, Ltd., Sr. Notes, 8.875%, 11/15/15(4)	3,935	3,984,188

		$27,737,450

Metals/Mining — 3.6%
Arch Coal, Inc., Sr. Notes, 8.75%, 8/1/16(4)	$2,660	$2,846,200
Cloud Peak Energy Resources, LLC/Cloud Peak Energy Finance Corp., 8.50%, 12/15/19(4)	10,620	11,097,900
FMG Finance PTY, Ltd., 10.625%, 9/1/16(4)	16,890	19,212,375
Murray Energy Corp., Sr. Notes, 10.25%, 10/15/15(4)	12,580	12,863,050
Novelis, Inc./GA, Sr. Notes, 11.50%, 2/15/15	2,710	2,947,125
Teck Resources, Ltd., Sr. Notes, 9.75%, 5/15/14	9,050	10,384,875
Teck Resources, Ltd., Sr. Notes, 10.25%, 5/15/16	6,785	7,785,787
Teck Resources, Ltd., Sr. Notes, 10.75%, 5/15/19	20,430	24,158,475

		$91,295,787

Paper — 3.9%
Boise Paper Holdings, LLC, Sr. Notes, 9.00%, 11/1/17(4)	$5,985	$6,359,062
Domtar Corp., Sr. Notes, 10.75%, 6/1/17	9,560	11,137,400
International Paper Co., 7.95%, 6/15/18	8,220	9,540,255
International Paper Co., 9.375%, 5/15/19	26,585	33,340,302
International Paper Co., Sr. Notes, 7.50%, 8/15/21	3,100	3,525,996
NewPage Corp., Sr. Notes, 11.375%, 12/31/14(4)	28,045	27,273,762
Verso Paper Holdings, LLC/Verso Paper, Inc., 11.375%, 8/1/16	7,275	6,274,688
Verso Paper Holdings, LLC/Verso Paper, Inc., Sr. Notes, Variable Rate, 4.031%, 8/1/14	975	804,375

		$98,255,840

Publishing/Printing — 0.1%
Dex Media West/Finance, Series B, 9.875%, 8/15/13(3)	$5,422	$1,911,255
Local Insight Regatta Holdings, Inc., 11.00%, 12/1/17	1,660	1,087,300

	Principal
	Amount
Security	(000’s omitted)	Value
Reader’s Digest Association, Inc. (The), Sr. Sub. Notes, 9.00%, 2/15/17(3)	$10,390	$156,889

		$3,155,444

Railroad — 0.7%
Kansas City Southern Mexico, Sr. Notes, 7.375%, 6/1/14	$2,350	$2,326,500
Kansas City Southern Mexico, Sr. Notes, 7.625%, 12/1/13	8,155	8,236,550
Kansas City Southern Mexico, Sr. Notes, 8.00%, 6/1/15	6,410	6,626,338
Kansas City Southern Mexico, Sr. Notes, 9.375%, 5/1/12	592	609,760

		$17,799,148

Restaurants — 0.6%
El Pollo Loco, Inc., 11.75%, 11/15/13	$5,085	$4,754,475
NPC International, Inc., Sr. Sub. Notes, 9.50%, 5/1/14	9,800	9,800,000

		$14,554,475

Services — 6.4%
Education Management, LLC, Sr. Notes, 8.75%, 6/1/14	$10,305	$10,691,437
Education Management, LLC, Sr. Sub. Notes, 10.25%, 6/1/16	17,850	19,144,125
Hertz Corp., 8.875%, 1/1/14	1,025	1,037,813
Hertz Corp., 10.50%, 1/1/16	1,750	1,841,875
JohnsonDiversey Holdings, Inc., Sr. Notes, (PIK), 10.50%, 5/15/20(4)	8,680	9,135,700
KAR Holdings, Inc., 8.75%, 5/1/14	5,580	5,698,575
Laureate Education, Inc., 10.00%, 8/15/15(4)	26,656	27,622,280
Laureate Education, Inc., 11.75%, 8/15/17(4)	13,854	14,512,065
Laureate Education, Inc., (PIK), 10.25%, 8/15/15(4)	23,940	22,979,927
MediMedia USA, Inc., Sr. Sub. Notes, 11.375%, 11/15/14(4)	5,110	4,522,350
Muzak, LLC/Muzak Finance, Sr. Notes, 10.00%, 2/15/09(6)	2,950	1,268,500
RSC Equipment Rental, Inc., Sr. Notes, 10.00%, 7/15/17(4)	10,890	11,897,325
ServiceMaster Co. (The), (PIK), 10.75%, 7/15/15(4)	4,955	5,227,525
Ticketmaster Entertainment, Inc., 10.75%, 8/1/16	6,385	7,007,537
United Rentals North America, Inc., 10.875%, 6/15/16(4)	8,360	9,164,650
West Corp., 9.50%, 10/15/14	11,165	11,276,650

		$163,028,334

Steel — 0.1%
RathGibson, Inc., Sr. Notes, 11.25%, 2/15/14(3)	$8,245	$2,762,075

		$2,762,075

Super Retail — 8.7%
General Nutrition Center, Sr. Notes, (PIK), Variable Rate, 5.178%, 3/15/14	$26,930	$25,112,225
General Nutrition Center, Sr. Sub. Notes, 10.75%, 3/15/15	13,890	14,202,525
Limited Brands, Inc., Sr. Notes, 8.50%, 6/15/19(4)	13,445	14,722,275
Neiman Marcus Group, Inc., 9.00%, 10/15/15	28,089	27,457,250
Neiman Marcus Group, Inc., 10.375%, 10/15/15	21,998	21,668,030
Sally Holdings, LLC, Sr. Notes, 10.50%, 11/15/16	24,865	26,729,875
Toys “R” Us, 7.375%, 10/15/18	905	843,913
Toys “R” Us, 7.625%, 8/1/11	14,410	14,950,375
Toys “R” Us, 7.875%, 4/15/13	16,535	16,907,037
Toys “R” Us, 10.75%, 7/15/17(4)	14,005	15,580,562
Toys “R” Us Property Co., LLC, 8.50%, 12/1/17(4)	7,845	8,119,575
Yankee Acquisition Corp., 8.50%, 2/15/15	18,740	18,833,700
Yankee Acquisition Corp., 9.75%, 2/15/17	16,750	16,833,750

		$221,961,092

Technology — 3.8%
Advanced Micro Devices, Inc., 8.125%, 12/15/17(4)	$4,165	$4,206,650
Amkor Technologies, Inc., Sr. Notes, 9.25%, 6/1/16	15,455	16,227,750
Avaya, Inc., Sr. Notes, 9.75%, 11/1/15(4)	10,540	10,434,600
Avaya, Inc., Sr. Notes, 10.125%, 11/1/15(4)	16,721	15,634,087
Brocade Communications Systems, Inc., Sr. Notes, 6.625%, 1/15/18(4)	2,215	2,253,763
Brocade Communications Systems, Inc., Sr. Notes, 6.875%, 1/15/20(4)	2,195	2,249,875
First Data Corp., 9.875%, 9/24/15	4,490	4,029,775

	Principal
	Amount
Security	(000’s omitted)	Value
GXS Worldwide, Inc., Sr. Notes, 9.75%, 6/15/15(4)	$3,315	$3,232,125
Sorenson Communications, Inc., Sr. Notes, 10.50%, 2/1/15(4)	9,355	8,887,250
SunGard Data Systems, Inc., Sr. Notes, 10.625%, 5/15/15(4)	27,755	30,322,337

		$97,478,212

Telecommunications — 8.0%
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Notes, 12.00%, 12/1/15(4)	$15,435	$15,589,350
Digicel Group, Ltd., Sr. Notes, 9.125%, 1/15/15(4)	27,401	27,126,990
Digicel Group, Ltd., Sr. Notes, 12.00%, 4/1/14(4)	4,330	4,827,950
Intelsat Bermuda, Ltd., 11.25%, 6/15/16	30,855	32,937,712
Intelsat Corp., 9.25%, 8/15/14	3,761	3,855,025
Intelsat Jackson Holdings, Ltd., 9.50%, 6/15/16	6,248	6,622,880
Intelsat Subsidiary Holdings Co., Ltd., 8.875%, 1/15/15	2,340	2,410,200
Intelsat Subsidiary Holdings Co., Ltd., 8.875%, 1/15/15(4)	8,600	8,815,000
NII Capital Corp., 8.875%, 12/15/19(4)	10,395	10,395,000
NII Capital Corp., 10.00%, 8/15/16(4)	9,510	9,985,500
Qwest Communications International, Inc., 7.50%, 2/15/14	8,975	9,075,969
Qwest Corp., Sr. Notes, 7.625%, 6/15/15	3,500	3,718,750
SBA Telecommunications, Inc., 8.00%, 8/15/16(4)	4,075	4,248,188
SBA Telecommunications, Inc., 8.25%, 8/15/19(4)	2,725	2,874,875
Sprint Capital Corp., 6.875%, 11/15/28	10,610	8,381,900
Telesat Canada/Telesat, LLC, Sr. Notes, 11.00%, 11/1/15	16,235	18,223,787
Telesat Canada/Telesat, LLC, Sr. Sub. Notes, 12.50%, 11/1/17	12,665	14,564,750
Wind Acquisition Finance SA, Sr. Notes, 11.75%, 7/15/17(4)	11,150	12,181,375
Windstream Corp., 7.875%, 11/1/17(4)	8,875	8,808,438

		$204,643,639

Textiles/Apparel — 1.3%
Levi Strauss & Co., Sr. Notes, 8.875%, 4/1/16	$2,025	$2,116,125
Levi Strauss & Co., Sr. Notes, 9.75%, 1/15/15	4,096	4,300,800
Oxford Industries, Inc., Sr. Notes, 11.375%, 7/15/15	7,020	7,897,500
Perry Ellis International, Inc., Sr. Sub. Notes, 8.875%, 9/15/13	12,545	12,654,769
Quiksilver, Inc., 6.875%, 4/15/15	7,400	6,475,000

		$33,444,194

Transportation Ex Air/Rail — 0.6%
CEVA Group, PLC, Sr. Notes, 10.00%, 9/1/14(4)	$8,305	$8,024,706
CEVA Group, PLC, Sr. Notes, 11.625%, 10/1/16(4)	2,990	3,083,438
Teekay Corp., Sr. Notes, 8.50%, 1/15/20	3,535	3,605,700

		$14,713,844

Utilities — 1.5%
AES Corp., Sr. Notes, 8.75%, 5/15/13(4)	$1,572	$1,611,300
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	2,369	2,416,413
Calpine Construction Finance Co., Sr. Notes, 8.00%, 6/1/16(4)	11,965	12,264,125
Dynegy Holdings, Inc., Sr. Notes, 8.375%, 5/1/16	1,940	1,760,550
Edison Mission Energy, Sr. Notes, 7.00%, 5/15/17	3,715	2,953,425
Edison Mission Energy, Sr. Notes, 7.20%, 5/15/19	2,825	2,203,500
NGC Corp., 7.625%, 10/15/26	7,090	5,423,850
NRG Energy, Inc., Sr. Notes, 7.375%, 2/1/16	8,430	8,408,925
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/14	785	757,525

		$37,799,613

Total Corporate Bonds & Notes (identified cost $2,167,442,082		$2,240,527,192

Convertible Bonds — 1.5%

	Principal
	Amount
Security	(000’s omitted)	Value
Automotive & Auto Parts — 0.8%
Ford Motor Co., 4.25%, 11/15/16	$15,635	$21,009,531

		$21,009,531

Cable/Satellite TV — 0.2%
Virgin Media, Inc., 6.50%, 11/15/16(4)	3,955	$4,310,950

		$4,310,950

Health Care — 0.2%
LifePoint Hospitals, Inc., 3.25%, 8/15/25	$6,100	$5,535,750

		$5,535,750

Technology — 0.3%
Advanced Micro Devices, Inc., 6.00%, 5/1/15	$7,550	$6,946,000

		$6,946,000

Total Convertible Bonds (identified cost $28,406,012)		$37,802,231

Common Stocks — 0.3%

Security	Shares	Value
Building Materials — 0.2%
Panolam Holdings Co. (5)(8)	6,997	$3,844,852

		$3,844,852

Consumer Products — 0.0%
HF Holdings, Inc.(5)(7)	3,400	$0

		$0

Energy — 0.0%
SemGroup Corp.(7)	26,457	$656,464

		$656,464

Gaming — 0.0%
Fontainebleau Equity Holdings, Class A(5)(7)(8)	301,724	$3,017
Shreveport Gaming Holdings, Inc.(5)	3,597	64,746

		$67,763

Super Retail — 0.1%
GNC Acquisition Holdings, Class A(5)(7)(8)	204,221	$2,403,681

		$2,403,681

Total Common Stocks (identified cost $9,543,021)		$6,972,760

Convertible Preferred Stocks — 0.5%

Security	Shares	Value
Energy — 0.3%
Chesapeake Energy Corp., 4.50%	80,133	$6,672,675
Chesapeake Energy Corp., 5.00%(4)	9,586	814,810

		$7,487,485

Security	Shares	Value
Telecommunications — 0.2%
Crown Castle International Corp., (PIK), 6.25%	85,673	$4,899,425

		$4,899,425

Total Convertible Preferred Stocks (identified cost $12,778,160)		$12,386,910

Preferred Stocks — 0.0%

Security	Shares/Units	Value
Gaming — 0.0%
Fontainebleau Resorts LLC, (PIK)(5)(7)(8)	9,234	$92

		$92

Super Retail — 0.0%
GNC Acquisition Holdings(5)(7)(8)	69,779	$422,163

		$422,163

Total Preferred Stocks (identified cost $9,582,685)		$422,255

Miscellaneous — 0.0%

Security	Shares	Value
Cable/Satellite TV — 0.0%
Adelphia, Inc., Escrow Certificate(7)	10,260,000	$179,550
Adelphia, Inc., Escrow Certificate(7)	5,085,000	88,988
Adelphia Recovery Trust(7)	14,818,854	500,137

		$768,675

Energy — 0.0%
VeraSun Energy Corp., Escrow Certificate(5)(7)	1,900,000	$0

		$0

Utilities — 0.0%
Mirant Corp., Escrow Certificate(5)(7)(8)	4,900,000	$490
Mirant Corp., Escrow Certificate(5)(7)(8)	2,205,000	221

		$711

Total Miscellaneous (identified cost $13,802,587)		$769,386

Warrants — 0.0%

Security	Shares	Value
Energy — 0.0%
SemGroup Corp., expires 11/30/14(5)	27,849	$146,932

		$146,932

Gaming — 0.0%
Peninsula Gaming LLC, Convertible Preferred Membership Interests(5)(7)(8)	6,338	$616,668

		$616,668

Total Warrants (identified cost $278)		$763,600

Total Investments — 96.7% (identified cost $2,407,259,170)		$2,461,710,709

Other Assets, Less Liabilities — 3.3%		$85,309,188

Net Assets — 100.0%		$2,547,019,897

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP	-	Debtor in Possession

PIK	-	Payment In Kind

(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		This Senior Loan will settle after January 31, 2010, at which time the interest rate will be determined.

(3)		Defaulted security. Currently the issuer is in default with respect to interest and/or principal payments.

(4)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions and remain exempt from registration, normally to qualified institutional buyers. At January 31, 2010, the aggregate value of these securities is $981,650,418 or 38.5% of the Portfolio’s net assets.

(5)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(6)		Defaulted matured security.

(7)		Non-income producing security.

(8)		Restricted security.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,420,401,746

Gross unrealized appreciation	$199,396,729
Gross unrealized depreciation	(158,087,766)

Net unrealized appreciation	$41,308,963

Restricted Securities
At January 31, 2010, the Portfolio owned the following securities (representing 0.3% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares/Units	Cost		Value
Stocks, Miscellaneous and Warrants
GNC Acquisition Holdings, Class A	3/15/07	204,221	$1,021,105		$2,403,681
GNC Acquisition Holdings, Preferred	3/15/07	69,779	348,895		422,163
Fontainebleau Equity Holdings, Class A	6/1/07	301,724	3,620,688		3,017
Fontainebleau Resorts LLC (PIK), Preferred	6/1/07	9,234	9,233,790		92
Mirant Corp., Escrow Certificate	1/5/06	4,900,000	0	(1)	490
Mirant Corp., Escrow Certificate	1/5/06	2,205,000	0	(1)	221
Panolam Holding Co., Common	12/30/09	6,997	3,844,852		3,844,852
Peninsula Gaming LLC, Convertible Preferred Membership Interests	7/8/99	6,338	0	(1)	616,668

Total Restricted Securities			$18,069,330		$7,291,184

(1)	Less than $0.50.

A summary of financial instruments outstanding at January 31, 2010 is as follows:

Credit Default Swaps — Sell Protection

			Notional	Receive
		Credit	Amount**	Annual		Termination	Net Unrealized
Counterparty	Reference Entity	Rating*	(000’s omitted)	Fixed Rate		Date	Appreciation
Bank of America	Ford Motor Credit Co.	B3/B-	$6,800	5	.00%(1)	3/20/10	$166,626
Citigroup, Inc.	First Data Corp.	Caa1/B-	10,440	5	.00(1)	12/20/10	1,125,536

							$1,292,162

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit ratings of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2010, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $17,240,000.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At January 31, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

At January 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a asset position and whose primary underlying risk exposure is credit risk was $1,292,162.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating-Rate Interests	$—	$162,066,375	$—	$162,066,375
Corporate Bonds & Notes	—	2,231,157,120	9,370,072	2,240,527,192
Convertible Bonds	—	37,802,231	—	37,802,231
Common Stocks	—	656,464	6,316,296	6,972,760
Convertible Preferred Stocks	6,672,675	5,714,235	—	12,386,910
Preferred Stocks	—	—	422,255	422,255
Miscellaneous	—	768,675	711	769,386
Warrants	—	—	763,600	763,600

Total Investments	$6,672,675	$2,438,165,100	$16,872,934	$2,461,710,709

Credit Default Swaps	$—	$1,292,162	$—	$1,292,162

Total	$6,672,675	$2,439,457,262	$16,872,934	$2,463,002,871

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Corporate	Investments in	Investments in	Investments in	Investments in
	Bonds & Notes	Common Stocks	Preferred Stocks	Miscellaneous	Warrants	Total
Balance as of October 31, 2009	$456,573	$2,471,444	$422,255	$711	$616,668	$3,967,651
Realized gains (losses)	—	—	—	—	—	—
Change in net unrealized appreciation (depreciation)	—	—	—	—	146,654	146,654
Net purchases (sales)	—	3,844,852	—	—	278	3,845,130
Accrued discount (premium)	—	—	—	—	—	—
Net transfers to (from) Level 3	8,913,499	—	—	—	—	8,913,499

Balance as of January 31, 2010	$9,370,072	$6,316,296	$422,255	$711	$763,600	$16,872,934

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2010	$—	$—	$—	$—	$146,654	$146,654

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Boston Income Portfolio

By:	/s/ Michael W. Weilheimer

Michael W. Weilheimer
President

Date:	March 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer

Michael W. Weilheimer
President

Date:	March 24, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	March 24, 2010